CAPITAL LEASE OBLIGATIONS - Future Minimum Lease Payments under Capital Lease Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Year Ending December 31, 2016	$ 32,030
Year Ending December 31, 2017	34,945
Year Ending December 31, 2018	38,234
Year Ending December 31, 2019	41,802
Year Ending December 31, 2020	46,016
Over 2020	678,950
Total minimum lease payments	871,977
Less: amounts representing interest	(571,708)
Present value of minimum lease payments	300,269
Capital Lease Obligations, Current and Noncurrent
Current portion	(29,792)	$ (23,512)
Non-current portion	270,477	$ 278,027
Present value of minimum lease payments	$ 300,269